Supplement	12 Months Ended
Oct. 31, 2011
Annuity | Vanguard Total International Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Institutional | Vanguard Developed Markets Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Institutional | Vanguard Total International Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant | Vanguard Developed Markets Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant | Vanguard Total International Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant: | Vanguard Developed Markets Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Participant: | Vanguard Total International Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Retail | Vanguard Developed Markets Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Retail | Vanguard Total International Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012

Signal | Vanguard Total International Stock Index Fund
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Developed Markets Index Fund

Vanguard Emerging Markets Select Stock Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard FTSE All-World ex-US Index Fund

Vanguard International Explorer Fund

Vanguard International Growth Fund

Vanguard International Value Fund

Vanguard Pacific Stock Index Fund

Vanguard Tax-Managed International Fund

Vanguard Total International Stock Index Fund

Vanguard Total World Stock Index Fund

Supplement to the Prospectuses and Summary Prospectuses

Effective immediately, each Fund has eliminated its 2% redemption fee on shares held less than two months.

(c) 2012 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor. PS REDA 052012